Note 36 - Related Parties (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities, determinate number of years for severance pay	2
Expense from cash-settled share-based payment transactions including costs included in production costs	$ 123	$ 295	$ 107
Contingent liability arising from termination [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 8,214	$ 8,338	$ 6,259